Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
CONTINGENCIES

NOTE 8. CONTINGENCIES

Legal Proceedings

The Company and its subsidiaries are involved in various lawsuits, claims, inquiries, and other regulatory and compliance matters, most of which are routine to the nature of the Company’s business. The Company has accrued liabilities for matters where it is probable that a loss will be incurred and the amount of loss can be reasonably estimated. Because of the uncertainties associated with claims resolution and litigation, future expense to resolve these matters could be higher than the liabilities accrued by the Company; however, the Company is unable to reasonably estimate a range of potential expenses. If information becomes available that allows the Company to reasonably estimate the range of potential expenses in an amount higher or lower than what it has accrued, the Company will adjust its accrued liabilities accordingly. Additional lawsuits, claims, inquiries, and other regulatory and compliance matters could arise in the future. The range of expense for resolving any future matters will be assessed as they arise; until then, a range of potential expense for such resolution cannot be determined. Based upon current information, management believes that the impact of the resolution of these matters is not, individually or in the aggregate, material to the Company’s financial position, results of operations or cash flows.

Environmental Matters

As of December 31, 2011, the Company has been designated by the U.S. Environmental Protection Agency (“EPA”) and/or other responsible state agencies as a potentially responsible party (“PRP”) at thirteen waste disposal or waste recycling sites, which are the subject of separate investigations or proceedings concerning alleged soil and/or groundwater contamination and for which no settlement of the Company’s liability has been agreed. The Company is participating with other PRPs at such sites, and anticipates that its share of cleanup costs will be determined pursuant to remedial agreements entered into in the normal course of negotiations with the EPA or other governmental authorities.

The Company has accrued liabilities for sites where it is probable that a loss will be incurred and the cost or amount of loss can be reasonably estimated. Because of the uncertainties associated with environmental assessment and remediation activities, future expense to remediate these sites could be higher than the liabilities accrued by the Company; however, the Company is unable to reasonably estimate a range of potential expenses. If information becomes available that allows the Company to reasonably estimate the range of potential expenses in an amount higher or lower than what it has accrued, the Company will adjust its environmental liabilities accordingly. In addition, the Company could identify additional sites for cleanup in the future. The range of expense for remediation of any future-identified sites will be assessed as they arise; until then, a range of expense for such remediation cannot be determined.

The activity in 2011 and 2010 related to environmental liabilities was as follows:

(In millions)	2011	2010

Balance at beginning of year	$46.3	$51.5
Accruals	.4	(1.2)
Payments	(6.1)	(4.0)
Balance at end of year	$40.6	$46.3

As of December 31, 2011, approximately $10 million of the total balance was classified as short-term.

These estimates could change as a result of changes in planned remedial actions, remediation technologies, site conditions, the estimated time to complete remediation, environmental laws and regulations, and other factors.

Other

The Company participates in international receivable financing programs with several financial institutions whereby advances may be requested from these financial institutions. These advances are guaranteed by the Company. At December 31, 2011, the Company had guaranteed approximately $17 million.

As of December 31, 2011, the Company guaranteed up to approximately $10 million of certain foreign subsidiaries’ obligations to their suppliers, as well as approximately $412 million of certain subsidiaries’ lines of credit with various financial institutions.